Fidelity® Investments

Variable Life Account I

Annual Report

December 31, 2003

(2_fidelity_logos)(registered trademark)(Life_Insurance_Company)

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable life owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the life insurance policies nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Annual Report

Fidelity Investments Variable Life Account I

Statements of Assets and Liabilities

December 31, 2003

	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager
Assets:
Investments at market value	$ 366,814	$ 76,750	$ 1,355,085	$ 1,516,190	$ 240,338	$ 436,934	$ 168,309
Receivable from FILI	178	38	75	12	9	17	18
Total Assets	366,992	76,788	1,355,160	1,516,202	240,347	436,951	168,327
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 366,992	$ 76,788	$ 1,355,160	$ 1,516,202	$ 240,347	$ 436,951	$ 168,327
Net Assets:
Variable life contracts	$ 366,992	$ 76,788	$ 1,355,160	$ 1,516,202	$ 240,347	$ 436,951	$ 168,327
Total net assets	$ 366,992	$ 76,788	$ 1,355,160	$ 1,516,202	$ 240,347	$ 436,951	$ 168,327
Units outstanding	19,046	2,982	27,685	29,929	9,654	16,272	5,537
Unit value	$ 19.26	$ 25.74	$ 48.95	$ 50.66	$ 24.90	$ 26.85	$ 30.40

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Life Account I

Statements of Operations

For the years ended December 31, 2003 and 2002

	Subaccounts Investing In:
	VIP - Money Market		VIP - High Income
	12/31/03	12/31/02	12/31/03	12/31/02
Income:
Dividends	$ 5,059	$ 8,872	$ 3,599	$ 5,099
Expenses:
Mortality and expense risk charges	2,978	3,242	495	271
Administrative charges	1,241	1,351	206	113
Net investment income (loss)	840	4,279	2,898	4,715
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	5,160	(49)
Realized gain distributions	0	0	0	0
Net realized gain (loss) on investments	0	0	5,160	(49)
Unrealized appreciation (depreciation)	0	0	9,769	(3,442)
Net increase (decrease) in net assets from operations	$ 840	$ 4,279	$ 17,827	$ 1,224

	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Growth
	12/31/03	12/31/02	12/31/03	12/31/02
Income:
Dividends	$ 20,704	$ 20,264	$ 2,637	$ 3,685
Expenses:
Mortality and expense risk charges	6,982	7,076	7,209	7,838
Administrative charges	2,909	2,949	3,004	3,265
Net investment income (loss)	10,813	10,239	(7,576)	(7,418)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5,283	(630)	5,996	(158,754)
Realized gain distributions	0	27,582	0	0
Net realized gain (loss) on investments	5,283	26,952	5,996	(158,754)
Unrealized appreciation (depreciation)	293,645	(264,795)	334,978	(321,197)
Net increase (decrease) in net assets from operations	$ 309,741	$ (227,604)	$ 333,398	$ (487,369)
	Subaccounts Investing In:
	VIP - Overseas		VIP II - Investment Grade Bond
	12/31/03	12/31/02	12/31/03	12/31/02
Income:
Dividends	$ 1,151	$ 1,184	$ 17,033	$ 15,818
Expenses:
Mortality and expense risk charges	1,026	925	2,593	2,503
Administrative charges	428	385	1,081	1,043
Net investment income (loss)	(303)	(126)	13,359	12,272
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	550	(4,179)	2,615	2,978
Realized gain distributions	0	0	5,994	0
Net realized gain (loss) on investments	550	(4,179)	8,609	2,978
Unrealized appreciation (depreciation)	65,688	(31,925)	(3,982)	21,638
Net increase (decrease) in net assets from operations	$ 65,935	$ (36,230)	$ 17,986	$ 36,888

	Subaccounts Investing In:
	VIP II - Asset Manager
	12/31/03	12/31/02
Income:
Dividends	$ 5,494	$ 5,518
Expenses:
Mortality and expense risk charges	935	896
Administrative charges	390	373
Net investment income (loss)	4,169	4,249
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	392	26
Realized gain distributions	0	0
Net realized gain (loss) on investments	392	26
Unrealized appreciation (depreciation)	20,051	(19,217)
Net increase (decrease) in net assets from operations	$ 24,612	$ (14,942)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Life Account I

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

	Subaccounts Investing In:
	VIP - Money Market		VIP - High Income
	12/31/03	12/31/02	12/31/03	12/31/02
Operations:
Net investment income (loss)	$ 840	$ 4,279	$ 2,898	$ 4,715
Net realized gain (loss) on investments	0	0	5,160	(49)
Unrealized appreciation (depreciation)	0	0	9,769	(3,442)
Net increase (decrease) in net assets from operations	840	4,279	17,827	1,224
Contract Transactions:
Transfers between subaccounts, net	(351,479)	332,121	9,664	(10,490)
Contract terminations	0	(3,268)	0	0
Cost of insurance	(4,608)	(5,070)	(1,164)	(605)
Other transfers (to) from FILI, net	(280)	2,314	5,867	5,559
Net increase (decrease) in net assets from contract transactions	(356,367)	326,097	14,367	(5,536)
Total increase (decrease) in net assets	(355,527)	330,376	32,194	(4,312)
Net Assets:
Beginning of year	722,519	392,143	44,594	48,906
End of year	$ 366,992	$ 722,519	$ 76,788	$ 44,594
Units Transferred and Redeemed:
Beginning balance	37,558	20,549	2,185	2,458
Units transferred and redeemed	(18,512)	17,009	797	(273)
Ending balance	19,046	37,558	2,982	2,185

	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Growth
	12/31/03	12/31/02	12/31/03	12/31/02
Operations:
Net investment income (loss)	$ 10,813	$ 10,239	$ (7,576)	$ (7,418)
Net realized gain (loss) on investments	5,283	26,952	5,996	(158,754)
Unrealized appreciation (depreciation)	293,645	(264,795)	334,978	(321,197)
Net increase (decrease) in net assets from operations	309,741	(227,604)	333,398	(487,369)
Contract Transactions:
Transfers between subaccounts, net	(29,549)	18,128	332,391	(373,157)
Contract terminations	(5,504)	0	(3,926)	(8,391)
Cost of insurance	(10,600)	(9,748)	(11,604)	(10,665)
Other transfers (to) from FILI, net	14,807	13,376	(18,966)	(7,318)
Net increase (decrease) in net assets from contract transactions	(30,846)	21,756	297,895	(399,531)
Total increase (decrease) in net assets	278,895	(205,848)	631,293	(886,900)
Net Assets:
Beginning of year	1,076,265	1,282,113	884,909	1,771,809
End of year	$ 1,355,160	$ 1,076,265	$ 1,516,202	$ 884,909
Units Transferred and Redeemed:
Beginning balance	28,413	27,872	23,009	31,926
Units transferred and redeemed	(728)	541	6,920	(8,917)
Ending balance	27,685	28,413	29,929	23,009
	Subaccounts Investing In:
	VIP - Overseas		VIP II - Investment Grade Bond
	12/31/03	12/31/02	12/31/03	12/31/02
Operations:
Net investment income (loss)	$ (303)	$ (126)	$ 13,359	$ 12,272
Net realized gain (loss) on investments	550	(4,179)	8,609	2,978
Unrealized appreciation (depreciation)	65,688	(31,925)	(3,982)	21,638
Net increase (decrease) in net assets from operations	65,935	(36,230)	17,986	36,888
Contract Transactions:
Transfers between subaccounts, net	50,008	17,648	(10,035)	(1,353)
Contract terminations	0	0	0	0
Cost of insurance	(2,283)	(1,770)	(3,918)	(4,020)
Other transfers (to) from FILI, net	3	(16,543)	1	0
Net increase (decrease) in net assets from contract transactions	47,728	(665)	(13,952)	(5,373)
Total increase (decrease) in net assets	113,663	(36,895)	4,034	31,515
Net Assets:
Beginning of year	126,684	163,579	432,917	401,402
End of year	$ 240,347	$ 126,684	$ 436,951	$ 432,917
Units Transferred and Redeemed:
Beginning balance	7,233	7,383	16,817	17,059
Units transferred and redeemed	2,421	(150)	(545)	(242)
Ending balance	9,654	7,233	16,272	16,817

	Subaccounts Investing In:
	VIP II - Asset Manager
	12/31/03	12/31/02
Operations:
Net investment income (loss)	$ 4,169	$ 4,249
Net realized gain (loss) on investments	392	26
Unrealized appreciation (depreciation)	20,051	(19,217)
Net increase (decrease) in net assets from operations	24,612	(14,942)
Contract Transactions:
Transfers between subaccounts, net	(1,000)	17,103
Contract terminations	0	(3,802)
Cost of insurance	(1,506)	(1,447)
Other transfers (to) from FILI, net	3	11
Net increase (decrease) in net assets from contract transactions	(2,503)	11,865
Total increase (decrease) in net assets	22,109	(3,077)
Net Assets:
Beginning of year	146,218	149,295
End of year	$ 168,327	$ 146,218
Units Transferred and Redeemed:
Beginning balance	5,626	5,198
Units transferred and redeemed	(89)	428
Ending balance	5,537	5,626

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Life Account I
of Fidelity Investments Life Insurance Company

1. Organization

Fidelity Investments Variable Life Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (FILI), a wholly-owned subsidiary of FMR Corp, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle for individual variable life insurance contracts and contractholders may allocate funds into the Variable Insurance Products Fund (VIP) and the Variable Insurance Products Fund II (VIP II) subaccounts. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Internal Revenue Code ("IRC"), a variable life contract will not be treated as a life contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of IRC. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Policy Loans

Policy loans may be taken based upon the Contract's Loan Value which is 90% of an amount equal to its Contract Value minus any applicable surrender charge. FILI will charge interest on any outstanding policy loan at an annual rate of 7.5%, and the interest is due on the contract anniversary date. Any interest not paid when due will be added to the debt and bear interest at the same rate. Although interest on loans is at a rate of 7.5% annually, an amount equal to the loan proceeds will be deducted from the Subaccounts and held as collateral in FILI's general account where it will be credited with interest at a rate of 6.0% annually. The net loan cost is 1.5% annually.

Estimates

The preparation of the statement of assets and liabilities and the statements of operations and of changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

New Accounting Pronouncement

Statement of Position (SOP) 03-5 "Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies" was effective for fiscal years ending after December 15, 2003. The adoption of the new requirements of the SOP did not have a material impact on the results of operations or financial position of the Account, but resulted in additional disclosures in the footnotes to the financial statements.

Annual Report

Notes to Financial Statements - continued

3. Expenses

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account equivalent to an effective annual rate of 0.60% for the assumption of mortality and expense risks. FILI deducts a daily administrative charge, through a reduction in unit values, from the net assets of the Account equivalent to an effective annual rate of 0.25%. In addition, the cost of providing insurance protection is deducted monthly.

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges which may be assessed in accordance with the terms of the contract in future periods.

4. Affiliated Company Transactions

The contracts are distributed through Fidelity Brokerage Services LLC (FBS) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBS and FIA are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP and VIP II mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2003 were 0.20% to 0.73% depending on the fund.

5. Investments

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended
December 31, 2003:

	Purchases	Sales
VIP - Money Market	$ 102,275	$ 457,794
VIP - High Income	201,678	184,422
VIP - Equity-Income	58,396	78,448
VIP - Growth	455,609	165,295
VIP - Overseas	51,760	4,338
VIP II - Investment Grade Bond	31,918	26,518
VIP II - Asset Manager	5,498	3,834

The following table shows the number of shares owned, aggregate cost, and net asset value per share of each portfolio at
December 31, 2003:

	Number of Shares	Aggregate Cost	Net Asset Value Per Share
VIP - Money Market	366,814	$ 366,814	$ 1.00
VIP - High Income	11,043	121,022	6.95
VIP - Equity-Income	58,459	1,398,762	23.18
VIP - Growth	48,846	2,045,027	31.04
VIP - Overseas	15,416	315,256	15.59
VIP II - Investment Grade Bond	32,010	399,708	13.65
VIP II - Asset Manager	11,640	182,667	14.46

Annual Report

6. Unit Values

A summary of unit values and units outstanding and the expense ratios, excluding expenses of the underlying funds, for the periods ended December 31:

	Units	Unit Value	Net Assets	Expense ratio (a)	Investment income ratio (b)	Total Return (c)
VIP - Money Market
2003	19,046	$19.26	$ 366,992	0.85%	0.98%	0.14%
2002	37,558	$19.23	$ 722,519	0.85%	1.65%	0.83%
2001	20,549	$19.07	$ 392,143	0.85%	4.32%	3.29%
VIP - High Income
2003	2,982	$25.74	$ 76,788	0.85%	4.81%	26.18%
2002	2,185	$20.40	$ 44,594	0.85%	11.31%	2.56%
2001	2,458	$19.89	$ 48,906	0.85%	13.08%	(12.49%)
VIP - Equity-Income
2003	27,685	$48.95	$ 1,355,160	0.85%	1.79%	29.22%
2002	28,413	$37.88	$ 1,076,265	0.85%	1.72%	(17.65%)
2001	27,872	$46.00	$ 1,282,113	0.85%	1.71%	(5.77%)
VIP - Growth
2003	29,929	$50.66	$ 1,516,202	0.85%	0.22%	31.72%
2002	23,009	$38.46	$ 884,909	0.85%	0.28%	(30.70%)
2001	31,926	$55.50	$ 1,771,809	0.85%	0.08%	(18.35%)
VIP - Overseas
2003	9,654	$24.90	$ 240,347	0.85%	0.68%	42.15%
2002	7,233	$17.51	$ 126,684	0.85%	0.77%	(20.96%)
2001	7,383	$22.16	$ 163,579	0.85%	5.45%	(21.84%)
VIP II - Investment Grade Bond
2003	16,272	$26.85	$ 436,951	0.85%	3.95%	4.31%
2002	16,817	$25.74	$ 432,917	0.85%	3.82%	9.41%
2001	17,059	$23.53	$ 401,402	0.85%	5.58%	7.54%
VIP II - Asset Manager
2003	5,537	$30.40	$ 168,327	0.85%	3.55%	16.97%
2002	5,626	$25.99	$ 146,218	0.85%	3.70%	(9.50%)
2001	5,198	$28.72	$ 149,295	0.85%	4.02%	(4.91%)

(a) These amounts represent that annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(b) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(c) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units.

Annual Report

Report of Independent Auditors

To the Board of Directors of Fidelity Investments Life Insurance Company and the Policyholders of Fidelity Investments Variable Life Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Life Account I of Fidelity Investments Life Insurance Company at December 31, 2003, the results of each of their operations and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
February 20, 2004

Annual Report

Fidelity Variable Life
is issued by Fidelity Investments Life Insurance Company

Fidelity Brokerage Services LLC, member NYSE, SIPC, and Fidelity Insurance Agency, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.LIF-ANN-0204
1.736249.104

(2_fidelity_logos)(registered trademark)(Fidelity_Investments_Life_Insurance_Company)